Trade and Other Receivables and Assets (Narrative) (Details) € in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
Statement Line Items [Line Items]
Accumulated profit from forward contracts | €	€ 531		€ 529
USD [Member]
Statement Line Items [Line Items]
Accumulated profit from forward contracts | $		$ 606